Average Annual Total Returns{- Value Strategies Portfolio} - 02.28 VIP Value Strategies Portfolio Initial/Service/Service 2 PRO-09 - Value Strategies Portfolio	VIP Value Strategies Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Value Strategies Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Value Strategies Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Value Strategies Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Value Strategies Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Value Strategies Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Value Strategies Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Value Strategies Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Value Strategies Portfolio-Service 2 VIP Return Before Taxes Past 10 years	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	8.26%	9.52%	9.47%	8.18%	9.40%	9.38%	8.02%	9.23%	9.21%	4.96%	9.73%	10.49%